Equity Incentive Plans	6 Months Ended
Jun. 30, 2024
Share-Based Payment Arrangement [Abstract]
Equity Incentive Plans

11.        Equity Incentive Plans:

Details of the Company’s equity incentive plans and share awards granted through December 31, 2023, are discussed in Note 11 of the Company’s consolidated financial statements for the year ended December 31, 2023, included in the 2023 Annual Report.

On May 28, 2024, the Company's Board of Directors adopted the 2024 Equity Incentive Plan (the “2024 Plan”) and reserved for issuance 575,000 common shares thereunder. On the same date, all of the 575,000 restricted common shares were granted to certain directors, officers and employees, of which 372,559 restricted common shares vest in November 2024, 143,441 restricted common shares vest in May 2025 and the remaining 59,000 common shares vest in May 2027. The fair value of each share was $26.96, based on the closing price of the Company’s common shares on the grant date.

The stock-based compensation cost for the six-month periods ended June 30, 2023 and 2024, which is included under “General and administrative expenses” in the unaudited interim condensed consolidated income statements, amounted to $6,360 and $5,717, respectively, and include an amount of $2,140 and $1,700, respectively, recognized in connection with the Company’s Performance Incentive Program. The respective charges were calculated based on the fuel market prices at each period end and assuming 5% of Excess Savings will be awarded by the Board of Directors.

A summary of the status of the Company’s non-vested restricted shares as of June 30, 2024 and the movement during the six-month period ended June 30, 2024 is presented below.

	Number of shares	Weighted Average Grant Date Fair Value
Unvested as at January 1, 2024	364,001	$20.11
Granted	945,000	24.73
Vested	(577,651)	20.22
Unvested as at June 30, 2024	731,350	$25.99

As of June 30, 2024, the estimated compensation cost relating to non-vested restricted share awards not yet recognized is $15,412 and is expected to be recognized over the weighted average period of 0.88 year. During the six-month period ended June 30, 2024, the Company paid $712 for dividends to shareholders of non-vested shares.